Employee Benefit Plans - Schedule of Future Payments to Participants from Defined Benefit Plans (Detail) - Defined Benefit Pension Plan [Member] $ in Millions	Dec. 31, 2017 USD ($)
Future payments of defined benefit plan
2018	$ 46.8
2019	46.3
2020	45.4
2021	44.4
2022	43.1
Next five years	$ 193.5